787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Series Trust (File No. 811-7238)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the SA Legg Mason BW Large Cap Value Portfolio, a series of the Registrant, of all of the assets and liabilities of SA MFS Telecom Utility Portfolio, a series of the Registrant, in exchange for Class 1, Class 2 and Class 3 shares of the SA Legg Mason BW Large Cap Value Portfolio.

Pursuant to Rule 488, the Registration Statement designates an effective date of August 2, 2018. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at

(212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC
Edward Gizzi, Esq., SunAmerica Asset Management, LLC
Christopher Tafone, Esq., SunAmerica Asset Management, LLC

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